Commitments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of Commitments
Expense arising from insurance contracts	$ 6,565	$ 126,376	$ 7,269	$ 139,783	$ 11,721	$ 221,644
Borrowings							$ 1,488,208	$ 1,609,780	$ 2,396,624
Letters Of credit facility [Member] | Bottom of range [member]
Disclosure of Commitments
Borrowings	2,900		2,900		2,900		54,781	57,043	57,014
Bachoco USA, LLC [Member]
Disclosure of Commitments
Provisions for future non-participating benefits	4,327		$ 3,801		$ 4,996		81,737	$ 74,766	$ 98,221
Bachoco USA, LLC [Member] | Health care insurance [Member]
Disclosure of Commitments
Liabilities under insurance contracts and reinsurance contracts issued	350						6,612
Bachoco USA, LLC [Member] | Workers payments insurance [Member]
Disclosure of Commitments
Liabilities under insurance contracts and reinsurance contracts issued	$ 1,000						$ 18,890